Equity	12 Months Ended
Dec. 31, 2013
Equity [Text Block]
NOTE 8 – Equity

Our authorized capital stock consists of 877,500,000 shares of common stock, with a par value of $0.001 per share. We are also authorized to issue 10,000 shares of preferred stock at a par value of 0.001, of which there are no preferred shares issued and outstanding. The holders of common stock have dividend rights, liquidation rights and voting rights of one vote for each share of common stock. As of December 31, 2013, there were 72,366,667 shares of our common stock issued and outstanding.
On September 9, 2013, we effected a 13.5 to one forward stock split of our authorized and outstanding common stock. As a result, our authorized shares of the common stock capital increased from 65,000,000 shares of common stock with a par value of $0.001 to 877,500,000 shares of common stock with a par value of $0.001 and our previously issued and outstanding 4,766,698 shares of common stock increased to 64,350,423 shares of common stock issued and outstanding as of December 31, 2012. All share amounts issued have been adjusted to reflect the 13.5 to one forward stock split.

On October 22, 2010, we completed an offering of 38,700,423 ( 2,866,689 pre-split) shares of common stock to a former president and director at a price of $0.005 per share. The total proceeds from this offering were $14,334. These shares were issued pursuant to Section 4(2) of the Securities Act of 1933 (the “1933 Act”) and are restricted shares as defined in the 1933 Act.  We did not engage in any general solicitation or advertising.

On June 1, 2011, we completed an offering of 25,650,000 ( 1,900,000 pre-split) shares of our common stock at a price of $0.02 per share to a total of 31 purchasers. The total amount received from this offering was $38,000. We completed this offering pursuant Rule 903(a) and conditions set forth in Category 3 (Rule 903(b)(3)) of Regulation S of the 1933 Act.

Prior to the execution of the Asset Agreement we had 64,350,423 shares of common stock issued and outstanding.

In connection with the closing of the Asset Agreement a former president and director of our company agreed to and returned 38,700,423 shares ( 2,866,698 pre-split shares) of our common stock to the treasury of our Company for cancellation without consideration effective October 4, 2013.

On October 4, 2013 we issued an aggregate of 42,750,000 shares of our common stock to Sandwich Isles in connection with the closing of the Asset Agreement. Because these shares were issued as part of a reverse takeover of a Shell Company, these shares are classified as restricted shares until October 4, 2014.

In connection with the closing of the Asset Agreement, effective October 4, 2013 we completed a non-brokered private placement with a Creditor Four for sale of 1,777,778 shares of our common stock at a price $0.45 per share for gross proceeds of $800,000. And, also effective October 4, 2013 we issued 1,111,111 shares of our common stock to the Creditor Four at a price of $0.45 per share upon conversion of the Secured Note for proceeds of $500,000 (see Note 5). These shares were issued to one non-U.S. person (as that term is defined in Regulation S of the 1933 Act) in offshore transactions relying on Regulation S and/or Section 4(a)(2) of the 1933 Act.

Warrants

On October 17, 2013 we completed a non-brokered private placement with a third party for sale of 77,778 units at a price $0.45 per unit for gross proceeds of $35,000. Each unit was comprised of one share of the common stock of our Company and one five year share purchase warrant exercisable into one share of the common stock of our Company at a price of $0.65 per share.

On November 21, 2013 we completed a non-brokered private placement with a third party for sale of 1,000,0000 units at a price $0.45 per unit for gross proceeds of $450,000. Each unit was comprised of one share of the common stock of our Company and one five year share purchase warrant exercisable into one share of the common stock of our Company at a price of $0.65 per share.
As consideration for assisting us in structuring the acquisition with Sandwich Isles, on October 4, 2013, we issued to a consultant 2,888,888 five-year warrants to purchase 2,888,888 shares of the Company's common stock, exercisable at $0.65 per share for a period of five years. On issuance date, the Company valued the warrants at $1,861,803 and recorded this non-cash expense. The fair value of the 2,888,888 warrants issued was calculated on the date of grant using a Black Scholes option pricing model with the following assumptions: (i) a risk-free interest rate of 1.40% based on the US 5 year Treasury bond yield on issuance date;; (ii) a dividend yield of zero: (iii) a volatility factor of 429.1% based on the 5 year annualized daily closing price stock volatility of a group of comparable peer companies with 5 year trading histories; (iv) an exercise price of $0.65 ; and (v) an expected life of 1.5 years(which is the time during which the Company estimates the warrants will be exercised). The fair value method requires the cost of warrants to be expensed over the period in which they vest, which in the case of the warrants issued to this consultant was immediately as of grant date. The expense of the warrants issuance, based on the Black-Scholes valuations has been credited to Additional Paid-In Capital on the Balance Sheet.

As reported in Note 5, on March 30, 2012, the Company issued a warrant to purchase 1,837,000 shares of the Company's common stock to Creditor One in regards to Note One. The warrant vested immediately. The exercise price of the warrant is $0.70 per share and the warrant expired on January 12, 2014. On the issuance date, the Company valued the warrants at $190,500 and this was the non-cash cost recorded in fiscal 2012. The fair value of the 1,837,000 warrants issued was calculated on the date of grant using a Black Scholes option pricing model with the following assumptions: (i) a risk-free interest rate based on the US 2 year Treasury bond yield of 0.33%; (ii) a dividend yield of zero: (iii) a volatility factor of 300%; (iv) an exercise price of $0.70 ; and (v) an expected life of the warrants of equal to the term of the warrants ( 1.8 years) (which is the time during which the Company estimates the warrants will be exercised). The fair value method requires the cost of warrants to be expensed over the period in which they vest, which in the case of the warrants issued to this consultant was immediately as of grant date. The expense of the warrants issuance, based on the Black-Scholes valuations has been credited to Additional Paid-In Capital on the Balance Sheet.

Since the warrant vested immediately, the $190,500 relative fair value of the warrants was recognized as a debt discount on the debt issuance date. When Note One was fully paid off, the debt discount was fully amortized for the year ended December 31, 2012 as interest expense with an offset to Additional Paid-in Capital.
The following table summarizes the Company’s warrant activity for the years ended December 31, 2013 and 2012:

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)*	Intrinsic Value**

Outstanding at December 31, 2011	-	$-	-	$-

March 30, 2012 - Grant to Creditor One	1,837,000	0.70	-
Outstanding at December 31, 2012	1,837,000	$0.70	0.40	$0.05

October 4, 2013 - Grant to consultant	2,888,888	0.65	4.76	0.12
October 17, 2013 - Granted with Units	77,778	0.65	4.80	0.12
November 21, 2013 - Granted with Units	1,000,000	0.65	4.89	0.12
Outstanding at December 31, 2013	5,803,666	$0.67	3.40	$0.10

*  (remaining term as of December 31, 2013)
**(intrinsic value based on the closing share price of $0.77 on December 31, 2013)

Options

On November 25, 2013, the Company issued 250,000 options to purchase 250,000 restricted shares of the Company's common stock to a consultant for services rendered. The options vested immediately in full, have a three year term, and are exercisable at $0.70 per share.

On December 12, 2013, the Company adopted an incentive stock option plan (the "Stock Option Plan"). The Stock Option Plan allows for the issuance of up to 11,000,000 options to acquire 11,000,000 restricted shares of the Company's common stock, with a maximum exercise period of ten years, to be granted to eligible employees, officers, directors, and consultants. During the year ended December 31, 2013, the Company granted 3,000,000 options to officers and directors (see Note 7).

The fair value of the options granted were calculated on the date of grant using a Black Scholes option pricing model with the following assumptions :

GRANTEES	Risk free comparative	Risk free rate	Dividend yield	Volatility period	Volatility rate	Estimated life	Exercise Price	Grant Date Stock price

Consultant	3 year US T-Bond	0.57%	0.0%	3 years	344.2%	1.5 years	$0.70	$0.72
CEO	5 year US T-Bond	1.55%	0.0%	5 years	422.2%	1.5 years	$0.45	$0.74
CSO (former)	5 year US T-Bond	1.55%	0.0%	5 years	422.2%	1.5 years	$0.45	$0.74
CFO	5 year US T-Bond	1.55%	0.0%	5 years	422.2%	1.5 years	$0.74	$0.74

The expense of the options issuances, based on the Black-Scholes valuations, was $5,753 for consultant's grant and $10,511 for the grant to our CFO. These amounts have been credited to Additional Paid-In Capital on the Balance Sheet. A summary of changes in outstanding stock options for the year ended December 31,2013 is as follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)*	Intrinsic Value**

Outstanding at December 31, 2012	-	$-	-	-

November 25, 2013 - Grant to consultant	250,000	0.70	2.90	0.07
December 12, 2013 – Grants to officers (in lieu of warrant issuances)	2,000,000	0.45	4.95	0.32
December 12, 2013 – Grant to officer	1,000,000	0.74	4.95	0.12
Outstanding at December 31, 2013	3,250,000	$0.56	4.79	$0.21

*  (remaining term as of December 31, 2013)
**(intrinsic value based on the closing share price of $0.77 on December 31, 2013)

The following table summarizes information about the options outstanding at December 31, 2013:

	Options Outstanding				Options Exercisable
Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value**	Weighted Average Remaining Contractual Life (years)*	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value**	Weighted Average Remaining Contractual Life (years)*

$0.45	2,000,000	$0.45	$0.32	4.95	nil	nil	$Nil	nil
$0.70	250,000	$0.70	$0.07	2.90	250,000	$0.70	$0.07	2.90
$0.74	1,000,000	$0.74	$0.03	4.95	1,000,000	$0.74	$0.03	4.95

Totals	3,250,000	$0.56	$0.21	4.79	1,250,000	$0.73	$0.04	4.54

*  (remaining term as of December 31, 2013)
**(intrinsic value based on the closing share price of $0.77 on December 31, 2013)